Income Taxes - Summary of Breakdown For Income Taxes (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Current taxes	€ (17,683)	€ (39,679)
Deferred taxes	465	13,517
Income taxes	€ (17,218)	€ (26,162)